Segment Reporting - Schedule of Segmented Information (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of Operating Segments [Line Items]
Revenues	$ 11,799	$ 10,939	$ 10,208
Identifiable operating expenses	6,365	5,727	5,253
Allocated expenses	2,449	2,264	2,180
Segment profit	2,985	2,948	2,775
Unallocable expenses	289	289	255
Operating profit	2,696	2,659	2,520
Other income, net	411	513	459
Reduction in the fair value of Disposal Group held for sale (Refer Note 2.9)	(39)	(18)
Share in associate's profit/ (loss), including impairment		(11)	(5)
Adjustment in respect of excess of carrying amount over recoverable amount on reclassification from "Held for Sale"	(65)
Profit before income taxes	3,003	3,143	2,974
Income tax expense	803	657	834
Net profit	2,200	2,486	2,140
Depreciation and amortisation	287	289	254
Non-cash expenses other than depreciation and amortisation	107	29	1
Financial Services
Disclosure of Operating Segments [Line Items]
Revenues	3,778
Retail
Disclosure of Operating Segments [Line Items]
Revenues	1,935
Communication
Disclosure of Operating Segments [Line Items]
Revenues	1,488
Manufacturing
Disclosure of Operating Segments [Line Items]
Revenues	1,163
Hi-Tech
Disclosure of Operating Segments [Line Items]
Revenues	882
Life Science
Disclosure of Operating Segments [Line Items]
Revenues	743
All other segments
Disclosure of Operating Segments [Line Items]
Revenues	327
Operating Segments | Financial Services
Disclosure of Operating Segments [Line Items]
Revenues	3,778	3,594	3,357
Identifiable operating expenses	2,021	1,876	1,747
Allocated expenses	775	731	701
Segment profit	982	987	909
Operating Segments | Retail
Disclosure of Operating Segments [Line Items]
Revenues	1,935	1,760	1,711
Identifiable operating expenses	974	878	863
Allocated expenses	385	371	368
Segment profit	576	511	480
Operating Segments | Communication
Disclosure of Operating Segments [Line Items]
Revenues	1,488	1,378	1,253
Identifiable operating expenses	816	702	602
Allocated expenses	312	269	257
Segment profit	360	407	394
Operating Segments | Energy, Utilities, Resources and Services
Disclosure of Operating Segments [Line Items]
Revenues	1,483	1,287	1,137
Identifiable operating expenses	808	652	552
Allocated expenses	312	261	245
Segment profit	363	374	340
Operating Segments | Manufacturing
Disclosure of Operating Segments [Line Items]
Revenues	1,163	1,035	948
Identifiable operating expenses	644	602	538
Allocated expenses	255	235	213
Segment profit	264	198	197
Operating Segments | Hi-Tech
Disclosure of Operating Segments [Line Items]
Revenues	882	796	772
Identifiable operating expenses	506	431	403
Allocated expenses	154	140	134
Segment profit	222	225	235
Operating Segments | Life Science
Disclosure of Operating Segments [Line Items]
Revenues	743	729	661
Identifiable operating expenses	394	378	328
Allocated expenses	147	135	129
Segment profit	202	216	204
Operating Segments | All other segments
Disclosure of Operating Segments [Line Items]
Revenues	327	360	369
Identifiable operating expenses	202	208	220
Allocated expenses	109	122	133
Segment profit	$ 16	$ 30	$ 16